Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Industrials Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Industrials Fund - Class A
Expense Example, No Redemption:
1 Year	$ 669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Industrials Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,851
Fidelity Advisor Industrials Fund - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Industrials Fund - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Industrials Fund - Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738